Prepaid gold sales - Schedule of Changes in Gold Stream Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities [abstract]
Gold stream obligation, at beginning of period	$ 538,110	$ 0
Value of contracts added		500,023
Gold deliveries	(288,792)
Accretion	36,140	38,087
Gold stream obligation, at end of period	$ 285,458	$ 538,110